Post-employment benefits - Summary of Defined Benefit Plans Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Information About Post Employment Benefits [Abstract]
Cash	$ 664	$ 528
Insurance policies	15,913	12,908
Total	$ 16,577	$ 13,436	$ 10,780